MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2060 Fund

Supplement dated March 2, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and the Summary Prospectus. It should be retained and read in conjunction with the Prospectus and the Summary Prospectus.

Effective immediately, the following information replaces similar information for the RetireSMARTSM 2060 Fund:

Fund Name	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MassMutual RetireSMARTSM 2060 Fund	MMWIX	MMWHX	MMWGX	MMWFX	MMWDX	MMWCX	MMWBX

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M(RS)-16-01

RS2060-16-01

MASSMUTUAL SELECT FUNDS

Supplement dated March 2, 2016 to the

Statement of Additional Information dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective immediately, the following information replaces similar information for the RetireSMARTSM 2060 Fund:

Fund Name	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MassMutual RetireSMARTSM 2060 Fund	MMWIX	MMWHX	MMWGX	MMWFX	MMWDX	MMWCX	MMWBX

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-16-01